COST OF SALES AND OTHER OPERATING (INCOME) COSTS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Cost Of Sales [Line Items]
Non-refundable scientific research and experimental development tax credits	$ 5,625
Qualifying expenses recorded as other operating income	4,008
Reduction to property, plant and equipment	1,617
Fair value adjustments for copper concentrate inventory		$ 17,122
Fair value adjustments for sulphide ore stockpiles inventory		9,227
Crusher relocation costs	0	16,141
Write-downs of decommissioned conveyor components		4,132
Site care and maintenance	0	2,524
Insurance recovery	$ 0	$ 26,290